UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23053

American Funds Retirement Income Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Steven I. Koszalka

American Funds Retirement Income Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Retirement Income Portfolio Seriessm

Semi-annual report for the six months ended April 30, 2017

We believe high-
conviction investing
and diverse
perspectives lead
to better results.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

American Funds Retirement Income Portfolio — Conservativesm strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.

American Funds Retirement Income Portfolio — Moderatesm strives for the balanced accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital.

American Funds Retirement Income Portfolio — Enhancedsm strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2017. Returns reflect the maximum 5.75% sales charge. Also shown are the estimated gross and net expense ratios as of the series prospectus dated April 7, 2017.

Class A shares	1 year	Lifetime (since 8/28/15)	Gross expense ratio	Net expense ratio
American Funds Retirement Income Portfolio — Conservative	–0.47%	2.10%	0.83%	0.68%
American Funds Retirement Income Portfolio — Moderate	1.48	3.55	0.77	0.69
American Funds Retirement Income Portfolio — Enhanced	3.15	4.91	0.80	0.71

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

American Funds Retirement Income Portfolio Series funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing aportion of miscellaneous expenses for each share class. Investment results and net expense ratios shown reflect the reimbursements, without which the results would have been lower and the expenses would have been higher. The reimbursement will be in effect through at least April 7, 2018, unless modified or terminated by the investment adviser.

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The Retirement Income Portfolio Series investment allocations may not achieve fund objectives, and adequate income through retirement is not guaranteed. There are expenses associated with the underlying funds in addition to fund-of-funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Contents

1	Letter to investors
3	Investment portfolios
6	Financial statements
10	Notes to financial statements
22	Financial highlights

Fellow investors:

The three portfolios within the American Funds Retirement Income Portfolio Series registered positive returns for the first half of their fiscal year.

For the six months ended April 30, 2017, the Conservative portfolio climbed 3.73% and posted an income return of 1.16%. The Moderate portfolio rose 5.28%, with an income return of 1.28%, and the Enhanced portfolio gained 6.70%, with an income return of 1.35%. All income returns were the same whether dividends were reinvested or taken in cash.

About the series

The series was created by the American Funds Portfolio Oversight Committee, a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the Committee carefully selects a mix of individual American Funds, employing an objective-based process and rigorous analysis. The Committee regularly monitors each fund in the series.

This series offers three distinct portfolios of individual American Funds, each designed to provide retirement income based on both the level of income desired as well as an investor’s risk tolerance.

For more information on each portfolio, please see page 3.

The economy

The U.S. economy continued its upward trajectory during the first six months of the current fiscal year. We are seeing signs of moderation in that growth cycle — a modest tempering in consumer activity

Results at a glance

For periods ended April 30, 2017, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	Lifetime (since 8/28/15)

American Funds Retirement Income Portfolio — Conservative (Class A shares)	3.73%	5.51%	6.09%
American Funds Retirement Income Portfolio — Moderate (Class A shares)	5.28	7.45	7.50
American Funds Retirement Income Portfolio — Enhanced (Class A shares)	6.70	8.98	8.84
Standard & Poor’s Target Date Retirement Income Index*	3.31	5.36	4.93
Lipper Retirement Income Funds Index†	4.71	7.17	5.32

*	The S&P Target Date Retirement Income Index, a component of the S&P Target Date Index Series, comprises multi-asset classes based on funds with glide paths that aim to be more sensitive to longevity risk at, and beyond, the retirement date. The index is fully investable with varying levels of exposures to the asset classes determined during an annual survey process of target date funds’ holdings. The current universe of eligible asset classes includes: U.S. Large-Cap, U.S. Mid-Cap, U.S. Small-Cap, International Equities, Emerging Markets Equities, U.S. REITs, International REITs, Core Fixed Income, Cash Equivalents, TIPS, High-Yield Corporate Bonds and Commodities. Each asset class is represented in the indexes via a different ETF. When used as a benchmark, the market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
S&P source: S&P Dow Jones Indices LLC. While this index is used as a benchmark, American Funds Retirement Income Portfolio Series funds are not target date funds.

†	The Lipper Retirement Income Funds Index is composed of funds designed to combine professional asset management with professionally managed withdrawals to assist investors in retirement. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Source: Thomson Reuters Lipper.

American Funds Retirement Income Portfolio Series	1

and hiring, for example — but wages have improved steadily while inflation remains under control. The new administration has yet to make its mark from an economic standpoint, though there remains the potential for deregulation and lower taxes should the Republican-led Congress come to agreement on those topics.

Overseas, China’s economy remains more volatile than that of the United States and many other nations. This contributed to commodity price fluctuations throughout the period. Chinese authorities seem to be managing the situation reasonably well, though it bears watching. European economies appear to have stabilized somewhat despite hard-edged political campaigning in France, Britain and elsewhere.

The stock market

Domestically, equity markets surged and bond yields rose in the wake of the presidential election as investors anticipated the aforementioned tax cuts and deregulation. These expectations have lessened of late, but stocks remain strong overall. Corporate earnings were sound for the six months, further helping equities. The Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, rose 13.32%.

Overseas equities advanced, though areas of geopolitical or economic instability have triggered unease in some markets. The MSCI ACWI (All Country World Index) ex USA, which reflects the returns of more than 40 developed and developing country stock markets, climbed 10.37%, while the MSCI Emerging Markets Index (a measure of markets in more than 20 developing countries) gained 8.88%.

The bond market

The U.S. Federal Reserve raised the benchmark federal funds rate (the rate at which the central bank loans money to other banks) by a quarter percentage point in March — a move that lends credence to the case for continued growth and economic stability.

As inflation expectations rose, the yield on the 10-year U.S. Treasury — a widely regarded benchmark — increased nearly 50 basis points during the period. The Bloomberg Barclays U.S. Aggregate Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above), fell 0.67%. This development is consistent with the Fed’s move and the rise in equities. Global bonds fared worse, with the Bloomberg Barclays Global Aggregate Index, a measure of global investment-grade bonds (rated BBB/Baa and above), slipping 1.63%.

How the series fared

Given the rise in equity markets during the period, the Enhanced portfolio — weighted heavily toward dividend-paying equities — finished the strongest, with the Moderate portfolio trailing slightly due to its more balanced allocation of stocks and bonds. The Conservative portfolio, with its considerable weighting in bonds, still surpassed its benchmark index — doing so with less volatility than its counterparts in the series.

Moving forward

Looking ahead, we believe the U.S. economy will continue to expand, though there will come a point when government action — or inaction if agreements on major legislation fail to materialize — will start to have an effect on the markets. Geopolitical challenges continue to plague many areas of the world, from nuclear tensions in North Korea to the continued conflict in Syria and the potential for sweeping political change in Europe. All these issues, along with China’s increasing influence on the global economy, warrant monitoring.

With that said, we believe the market environment remains positive. Our equity investment analysts continue to find potential opportunities around the globe and across asset classes. In terms of fixed income, we believe that it is not necessary to take excessive risk to provide returns for our investors. While we may experience near-term volatility — more likely attributable to politics and policy ambiguity rather than economic fundamentals — our focus will continue to be on investing for the long term, as it has been for more than 85 years.

We encourage you to take a similar view with regard to your investments.

As always, we thank you for placing your trust in American Funds. We look forward to reporting to you again in six months.

Cordially,

Bradley J. Vogt

Vice Chairman of the Board

Walter R. Burkley

President

June 15, 2017

For current information about the series, visit americanfunds.com.

2	American Funds Retirement Income Portfolio Series

American Funds Conservative Portfolio	unaudited
Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	366,448	$14,086

Equity-income and Balanced funds 50%
American Balanced Fund, Class R-6	1,083,885	28,203
American Funds Global Balanced Fund, Class R-6	454,291	14,097
Capital Income Builder, Class R-6	935,601	56,435
The Income Fund of America, Class R-6	1,892,631	42,319
		141,054

Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	1,438,896	14,116
American Funds Mortgage Fund, Class R-6	1,392,633	14,121
The Bond Fund of America, Class R-6	5,488,188	70,688
U.S. Government Securities Fund, Class R-6	2,050,809	28,260
		127,185

Total investment securities 100% (cost: $274,498,000)		282,325
Other assets less liabilities 0%		(133)

Net assets 100%		$282,192

See Notes to Financial Statements

American Funds Retirement Income Portfolio Series	3

American Funds Moderate Portfolio	unaudited
Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	580,657	$22,321

Equity-income and Balanced funds 70%
American Balanced Fund, Class R-6	2,573,456	66,961
American Funds Global Balanced Fund, Class R-6	719,318	22,321
Capital Income Builder, Class R-6	1,850,169	111,602
The Income Fund of America, Class R-6	4,991,155	111,602
		312,486

Fixed income funds 25%
American Funds Inflation Linked Bond Fund, Class R-6	2,275,275	22,320
American Funds Mortgage Fund, Class R-6	2,201,227	22,321
The Bond Fund of America, Class R-6	3,465,907	44,641
U.S. Government Securities Fund, Class R-6	1,619,771	22,320
		111,602

Total investment securities 100% (cost: $429,594,000)		446,409
Other assets less liabilities 0%		(103)

Net assets 100%		$446,306

See Notes to Financial Statements

4	American Funds Retirement Income Portfolio Series

American Funds Enhanced Portfolio	unaudited
Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	571,736	$21,977

Equity-income and Balanced funds 90%
American Balanced Fund, Class R-6	3,380,596	87,963
American Funds Global Balanced Fund, Class R-6	1,417,328	43,980
Capital Income Builder, Class R-6	2,187,558	131,954
The Income Fund of America, Class R-6	5,901,319	131,953
		395,850

Fixed income funds 5%
American Funds Inflation Linked Bond Fund, Class R-6	2,250,420	22,077

Total investment securities 100% (cost: $419,630,000)		439,904
Other assets less liabilities 0%		(90)

Net assets 100%		$439,814

See Notes to Financial Statements

American Funds Retirement Income Portfolio Series	5

Financial statements

Statements of assets and liabilities at April 30, 2017	unaudited (dollars in thousands)

	Conservative Portfolio		Moderate Portfolio		Enhanced Portfolio
Assets:
Investment securities, at value:
Unaffiliated issuers	$282,325		$446,409		$439,904
Receivables for:
Sales of fund’s shares	414		3,446		2,275
Dividends	185		141		—
Total assets	282,924		449,996		442,179

Liabilities:
Payables for:
Purchases of investments	451		3,467		1,693
Repurchases of fund’s shares	148		121		582
Services provided by related parties	133		102		90
Trustees’ deferred compensation	—	*	—	*	—	*
Total liabilities	732		3,690		2,365
Net assets at April 30, 2017	$282,192		$446,306		$439,814

Net assets consist of:
Capital paid in on shares of beneficial interest	$273,379		$427,907		$418,023
Distributions in excess of net investment income	(75)		(162)		(45)
Undistributed net realized gain	1,061		1,746		1,562
Net unrealized appreciation	7,827		16,815		20,274
Net assets at April 30, 2017	$282,192		$446,306		$439,814

Investment securities, at cost	$274,498		$429,594		$419,630

*	Amount less than one thousand.

See Notes to Financial Statements

6	American Funds Retirement Income Portfolio Series

unaudited

(dollars and shares in thousands, except per-share amounts)

		Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$198,069	$358,831	$326,420
	Shares outstanding	18,542	33,017	29,507
	Net asset value per share	$10.68	$10.87	$11.06
Class B:	Net assets	$11	$11	$11
	Shares outstanding	1	1	1
	Net asset value per share	$10.72	$10.90	$11.14
Class C:	Net assets	$45,956	$54,112	$46,007
	Shares outstanding	4,318	4,997	4,172
	Net asset value per share	$10.64	$10.83	$11.03
Class T:	Net assets	$10	$10	$10
	Shares outstanding	1	1	1
	Net asset value per share	$10.68	$10.87	$11.06
Class F-1:	Net assets	$6,638	$9,842	$18,839
	Shares outstanding	621	905	1,703
	Net asset value per share	$10.68	$10.87	$11.06
Class F-2:	Net assets	$23,508	$22,709	$47,133
	Shares outstanding	2,199	2,087	4,256
	Net asset value per share	$10.69	$10.88	$11.07
Class F-3:	Net assets	$10	$61	$105
	Shares outstanding	1	6	9
	Net asset value per share	$10.69	$10.87	$11.07
Class R-1:	Net assets	$410	$141	$41
	Shares outstanding	38	13	3
	Net asset value per share	$10.68	$10.86	$11.07
Class R-2:	Net assets	$565	$220	$304
	Shares outstanding	53	20	27
	Net asset value per share	$10.68	$10.86	$11.04
Class R-2E:	Net assets	$11	$11	$11
	Shares outstanding	1	1	1
	Net asset value per share	$10.70	$10.89	$11.08
Class R-3:	Net assets	$1,291	$87	$264
	Shares outstanding	121	8	24
	Net asset value per share	$10.69	$10.88	$11.06
Class R-4:	Net assets	$243	$236	$538
	Shares outstanding	23	22	49
	Net asset value per share	$10.69	$10.88	$11.07
Class R-5E:	Net assets	$10	$11	$11
	Shares outstanding	1	1	1
	Net asset value per share	$10.69	$10.88	$11.07
Class R-5:	Net assets	$11	$13	$11
	Shares outstanding	1	1	1
	Net asset value per share	$10.70	$10.89	$11.08
Class R-6:	Net assets	$5,449	$11	$109
	Shares outstanding	509	1	10
	Net asset value per share	$10.70	$10.89	$11.08

American Funds Retirement Income Portfolio Series	7

Statements of operations for the six months ended April 30, 2017	unaudited (dollars in thousands)

	Conservative Portfolio		Moderate Portfolio		Enhanced Portfolio

Investment income:
Income:
Dividends	$3,157		$5,347		$5,447

Fees and expenses*:
Distribution services	463		695		617
Transfer agent services	46		67		74
Reports to shareholders	7		11		11
Registration statement and prospectus	128		139		135
Trustees’ compensation	—	†	—	†	—	†
Auditing and legal	—	†	—	†	—	†
Custodian	6		6		6
Other	4		5		5
Total fees and expenses before reimbursements	654		923		848
Less reimbursements of fees and expenses:
Transfer agent services reimbursement	—	†	—	†	—	†
Miscellaneous fee reimbursements	3		—		—
Total reimbursements of fees and expenses	3		—	†	—	†
Total fees and expenses after reimbursements	651		923		848
Net investment income	2,506		4,424		4,599

Net realized gain and unrealized appreciation:
Net realized loss on sale of investments	(35)		(43)		(33)
Capital gain distributions received	1,101		1,796		1,618
Net realized gain	1,066		1,753		1,585
Net unrealized appreciation	5,585		13,405		17,173
Net realized gain and unrealized appreciation	6,651		15,158		18,758
Net increase in net assets resulting from operations	$9,157		$19,582		$23,357

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

8	American Funds Retirement Income Portfolio Series

Statements of changes in net assets	(dollars in thousands)

	Conservative Portfolio		Moderate Portfolio		Enhanced Portfolio
	Six months ended April 30 2017*	Year ended October 31 2016	Six months ended April 30 2017*	Year ended October 31 2016	Six months ended April 30 2017*	Year ended October 31 2016
Operations:
Net investment income	$2,506	$1,992	$4,424	$3,626	$4,599	$3,876
Net realized gain	1,066	416	1,753	967	1,585	1,384
Net unrealized appreciation	5,585	2,103	13,405	3,124	17,173	2,603
Net increase in net assets resulting from operations	9,157	4,511	19,582	7,717	23,357	7,863

Dividends and distributions paid to shareholders:
Dividends from net investment income	(2,678)	(1,952)	(4,629)	(3,659)	(4,686)	(3,832)
Distributions from net realized gain on investments	(323)	—	(814)	—	(1,188)	—
Total dividends and distributions paid to shareholders	(3,001)	—	(5,443)	—	(5,874)	—

Net capital share transactions	65,119	196,694	117,798	292,943	130,776	262,323

Total increase in net assets	71,275	199,253	131,937	297,001	148,259	266,354

Net assets:
Beginning of period	210,917	11,664	314,369	17,368	291,555	25,201
End of period	$282,192	$210,917	$446,306	$314,369	$439,814	$291,555
(Distributions in excess of) undistributed net investment income	$(75)	$97	$(162)	$43	$(45)	$42

*	Unaudited.

See Notes to Financial Statements

American Funds Retirement Income Portfolio Series	9

Notes to financial statements	unaudited

1. Organization

American Funds Retirement Income Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of three funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Conservative Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.
American Funds Moderate Portfolio	Seeks current income, long-term growth of capital and conservation of capital.
American Funds Enhanced Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

Each fund in the series has 15 share classes consisting of seven retail share classes (Classes A, B, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class B and T shares of the funds are not available for purchase. Final conversion of Class B shares to Class A occurred on April 28, 2017. This share class was fully liquidated on May 5, 2017, upon the removal of seed capital invested by the fund’s investment adviser.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

10	American Funds Retirement Income Portfolio Series

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2017, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Periodic withdrawal risks — There is no guarantee that the fund will provide adequate income through retirement. The fund is not designed to, and is not expected to, generate distributions that equal a fixed percentage of the fund’s current net asset value per share. An investor taking periodic withdrawals from the fund should not assume that the source of a distribution is dividend or interest income or capital gains; rather, all or a portion of a distribution from the fund may consist of a return of capital. A return of capital is a return of all or part of an investor’s original investment in the fund. The fund’s ability to preserve capital while making periodic distributions to investors is subject to market conditions at the time an investor invests in the fund and during the length of time such investor holds shares of the fund. Even if the fund’s portfolio value grows over time, such growth may be insufficient to enable the fund to make periodic distributions to investors without returning capital to shareholders. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance.

Additionally, as periodic withdrawals by investors will be made from fund assets and investors are generally not expected to reinvest such distributions in additional fund shares, distributions to investors will reduce the amount of assets available for investment by the fund. The fund may suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders.

American Funds Retirement Income Portfolio Series	11

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

12	American Funds Retirement Income Portfolio Series

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Retirement Income Portfolio Series	13

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2017, none of the funds had a liability for any unrecognized tax benefits. These funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series is not subject to examination by U.S. federal and state tax authorities for tax years before 2015, the year the series commenced investment operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2016, the components of distributable earnings on a tax basis for each fund were as follows (dollars in thousands):

	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Undistributed ordinary income	$97	$43	$42
Undistributed long-term capital gain	323	811	1,188

As of April 30, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Gross unrealized appreciation on investment securities	$8,412	$17,296	$20,216
Gross unrealized depreciation on investment securities	(637)	(528)	—
Net unrealized appreciation on investment securities	7,775	16,768	20,216
Cost of investment securities	274,550	429,641	419,688

14	American Funds Retirement Income Portfolio Series

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

Conservative Portfolio

	Six months ended April 30, 2017						Year ended October 31, 2016
					Total
					dividends and					Total
	Ordinary		Long-term		distributions		Ordinary		Long-term	dividends
Share class	income		capital gains		paid		income		capital gains	paid
Class A	$1,949		$226		$2,175		$1,465		$—	$1,465
Class B	1		—	[1]	1		1		—	1
Class C	330		53		383		235		—	235
Class F-1	68		8		76		52		—	52
Class F-2	239		26		265		122		—	122
Class F-3[2]	—	[1]	—		—	[1]
Class R-1	2		—	[1]	2		2		—	2
Class R-2	5		1		6		4		—	4
Class R-2E	—	[1]	—	[1]	—	[1]	—	[1]	—	—	[1]
Class R-3	11		1		12		9		—	9
Class R-4	3		—	[1]	3		3		—	3
Class R-5E3	—	[1]	—	[1]	—	[1]	—	[1]	—	—	[1]
Class R-5	—	[1]	—	[1]	—	[1]	—	[1]	—	—	[1]
Class R-6	70		8		78		59		—	59
Total	$2,678		$323		$3,001		$1,952		$—	$1,952

Moderate Portfolio

	Six months ended April 30, 2017						Year ended October 31, 2016
					Total
					dividends and					Total
	Ordinary		Long-term		distributions		Ordinary		Long-term	dividends
Share class	income		capital gains		paid		income		capital gains	paid
Class A	$3,848		$660		$4,508		$3,039		$—	$3,039
Class B	1		—	[1]	1		1		—	1
Class C	439		101		540		355		—	355
Class F-1	105		18		123		105		—	105
Class F-2	232		35		267		157		—	157
Class F-3[2]	—	[1]	—		—	[1]
Class R-1	1		—	[1]	1		1		—	1
Class R-2	1		—	[1]	1		—	[1]	—	—	[1]
Class R-2E	—	[1]	—	[1]	—	[1]	—	[1]	—	—	[1]
Class R-3	1		—	[1]	1		—	[1]	—	—	[1]
Class R-4	1		—	[1]	1		1		—	1
Class R-5E3	—	[1]	—	[1]	—	[1]	—	[1]	—	—	[1]
Class R-5	—	[1]	—	[1]	—	[1]	—	[1]	—	—	[1]
Class R-6	—	[1]	—	[1]	—	[1]	—	[1]	—	—	[1]
Total	$4,629		$814		$5,443		$3,659		$—	$3,659

See page 16 for footnotes.

American Funds Retirement Income Portfolio Series	15

Enhanced Portfolio

	Six months ended April 30, 2017						Year ended October 31, 2016
					Total
					dividends and					Total
	Ordinary		Long-term		distributions		Ordinary		Long-term	dividends
Share class	income		capital gains		paid		income		capital gains	paid
Class A	$3,566		$881		$4,447		$2,905		$—	$2,905
Class B	—	[1]	—	[1]	—	[1]	1		—	1
Class C	388		130		518		343		—	343
Class F-1	192		51		243		187		—	187
Class F-2	525		122		647		384		—	384
Class F-3[2]	1		—		1
Class R-1	1		—	[1]	1		1		—	1
Class R-2	3		1		4		3		—	3
Class R-2E	—	[1]	—	[1]	—	[1]	—	[1]	—	—	[1]
Class R-3	3		1		4		4		—	4
Class R-4	7		2		9		4		—	4
Class R-5E3	—	[1]	—	[1]	—	[1]	—	[1]	—	—	[1]
Class R-5	—	[1]	—	[1]	—	[1]	—	[1]	—	—	[1]
Class R-6	—	[1]	—	[1]	—	[1]	—	[1]	—	—	[1]
Total	$4,686		$1,188		$5,874		$3,832		$—	$3,832

[1]	Amount less than one thousand.
[2]	Class F-3 shares began investment operations on January 27, 2017.
[3]	Class R-5E shares began investment operations on November 20, 2015.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of each fund during its startup period. At its discretion, the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in the statements of operations are presented gross of the reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as miscellaneous fee reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into

16	American Funds Retirement Income Portfolio Series

agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class B	1.00	1.00
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2017, unreimbursed expenses subject to reimbursement for the funds’ Class A shares were as follows (dollars in thousands):

Class A
Conservative Portfolio	$1
Moderate Portfolio	42
Enhanced Portfolio	66

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

American Funds Retirement Income Portfolio Series	17

Class-specific expenses under the distribution services and transfer agent services agreements for the six months ended April 30, 2017, were as follows:

Conservative Portfolio

Share class	Distribution services		Transfer agent services
Class A	$252		$25
Class B	—	[1]	—	[1]
Class C	197		6
Class T2	—		—	[1]
Class F-1	7		3
Class F-2	Not applicable		11
Class F-3[3]	Not applicable		—	[1]
Class R-1	2		—	[1]
Class R-2	2		—	[1]
Class R-2E	—		—	[1]
Class R-3	3		1
Class R-4	—	[1]	—	[1]
Class R-5E	Not applicable		—	[1]
Class R-5	Not applicable		—	[1]
Class R-6	Not applicable		—	[1]
Total class-specific expenses	$463		$46

Moderate Portfolio

Share class	Distribution services		Transfer agent services
Class A	$452		$45
Class B	—	[1]	—	[1]
Class C	231		8
Class T2	—		—	[1]
Class F-1	11		5
Class F-2	Not applicable		9
Class F-3[3]	Not applicable		—	[1]
Class R-1	—	[1]	—	[1]
Class R-2	1		—	[1]
Class R-2E	—		—	[1]
Class R-3	—	[1]	—	[1]
Class R-4	—	[1]	—	[1]
Class R-5E	Not applicable		—	[1]
Class R-5	Not applicable		—	[1]
Class R-6	Not applicable		—	[1]
Total class-specific expenses	$695		$67

Enhanced Portfolio

Share class	Distribution services		Transfer agent services
Class A	$402		$40
Class B	—	[1]	—	[1]
Class C	194		6
Class T2	—		—	[1]
Class F-1	19		8
Class F-2	Not applicable		20
Class F-3[3]	Not applicable		—	[1]
Class R-1	—	[1]	—	[1]
Class R-2	1		—	[1]
Class R-2E	—		—	[1]
Class R-3	1		—	[1]
Class R-4	—	[1]	—	[1]
Class R-5E	Not applicable		—	[1]
Class R-5	Not applicable		—	[1]
Class R-6	Not applicable		—	[1]
Total class-specific expenses	$617		$74

[1]	Amount less than one thousand.
[2]	Class T shares began investment operations on April 7, 2017.
[3]	Class F-3 shares began investment operations on January 27, 2017.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

18	American Funds Retirement Income Portfolio Series

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2017, as follows (dollars in thousands):

	Purchases	Sales
Conservative Portfolio	$70,983	$5,192
Moderate Portfolio	121,618	3,016
Enhanced Portfolio	135,506	4,358

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Conservative Portfolio

				Reinvestments of					Net increase
	Sales[1]			dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$66,583	6,334		$2,149	206		$(24,020)	(2,291)	$44,712	4,249
Class B	2	—	[2]	1	—	[2]	(118)	(11)	(115)	(11)
Class C	15,492	1,481		381	36		(4,730)	(453)	11,143	1,064
Class T3	10	1		—	—		—	—	10	1
Class F-1	2,394	227		76	7		(1,125)	(107)	1,345	127
Class F-2	10,845	1,033		260	25		(3,099)	(293)	8,006	765
Class F-3[4]	10	1		—	—		—	—	10	1
Class R-1	169	16		2	—	[2]	(115)	(11)	56	5
Class R-2	52	5		6	—	[2]	—	—	58	5
Class R-2E	—	—		—	—		—	—	—	—
Class R-3	242	23		13	2		(19)	(2)	236	23
Class R-4	11	1		3	1		(49)	(5)	(35)	(3)
Class R-5E	—	—		—	—		—	—	—	—
Class R-5	—	—		—	—		—	—	—	—
Class R-6	552	52		77	7		(936)	(89)	(307)	(30)

Total net increase (decrease)	$96,362	9,174		$2,968	284		$(34,211)	(3,262)	$65,119	6,196

Year ended October 31, 2016

Class A	$148,983	14,463		$1,453	140		$(12,845)	(1,237)	$137,591	13,366
Class B	179	17		1	—	[2]	(109)	(10)	71	7
Class C	33,543	3,258		234	23		(1,979)	(190)	31,798	3,091
Class F-1	4,946	482		52	5		(243)	(24)	4,755	463
Class F-2	15,675	1,504		122	12		(960)	(92)	14,837	1,424
Class R-1	332	32		1	—	[2]	— [2]	— [2]	333	32
Class R-2	488	48		4	—	[2]	(11)	(1)	481	47
Class R-2E	—	—		—	—		—	—	—	—
Class R-3	1,022	98		8	1		(19)	(2)	1,011	97
Class R-4	293	29		3	—	[2]	(41)	(4)	255	25
Class R-5E5	10	1		—	—		—	—	10	1
Class R-5	—	—		—	—		—	—	—	—
Class R-6	5,598	542		59	6		(105)	(10)	5,552	538
Total net increase (decrease)	$211,069	20,474		$1,937	187		$(16,312)	(1,570)	$196,694	19,091

See page 21 for footnotes.

American Funds Retirement Income Portfolio Series	19

Moderate Portfolio

	Sales[1]				Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount		Shares

Six months ended April 30, 2017

Class A	$111,175		10,441		$4,469		422		$(19,644)	(1,846)	$96,000		9,017
Class B	6		1		1		—	[2]	(136)	(13)	(129)		(12)
Class C	16,912		1,592		534		51		(4,542)	(427)	12,904		1,216
Class T3	10		1		—		—		—	—	10		1
Class F-1	3,638		341		123		11		(3,562)	(338)	199		14
Class F-2	10,286		962		253		24		(2,307)	(218)	8,232		768
Class F-3[4]	61		6		—	[2]	—	[2]	— [2]	— [2]	61		6
Class R-1	76		7		1		—	[2]	—	—	77		7
Class R-2	185		17		1		—	[2]	(18)	(2)	168		15
Class R-2E	—		—		—		—		—	—	—		—
Class R-3	75		7		—	[2]	—	[2]	— [2]	— [2]	75		7
Class R-4	198		19		1		—	[2]	— [2]	— [2]	199		19
Class R-5E	—		—		—		—		—	—	—		—
Class R-5	2		—	[2]	—	[2]	—	[2]	— [2]	— [2]	2		—	[2]
Class R-6	—		—		—		—		—	—	—		—
Total net increase (decrease)	$142,624		13,394		$5,383		508		$(30,209)	(2,844)	$117,798		11,058

Year ended October 31, 2016

Class A	$244,502		23,646		$3,008		289		$(14,319)	(1,378)	$233,191		22,557
Class B	173		17		1		—	[2]	(52)	(5)	122		12
Class C	39,324		3,808		350		34		(2,123)	(202)	37,551		3,640
Class F-1	9,658		930		104		11		(808)	(77)	8,954		864
Class F-2	15,027		1,442		144		13		(2,138)	(206)	13,033		1,249
Class R-1	20		2		1		—	[2]	—	—	21		2
Class R-2	39		4		—	[2]	—	[2]	(1)	— [2]	38		4
Class R-2E	—		—		—		—		—	—	—		—
Class R-3	—	[2]	—	[2]	—	[2]	—	[2]	— [2]	— [2]	—	[2]	—	[2]
Class R-4	22		2		1		—	[2]	— [2]	— [2]	23		2
Class R-5E5	10		1		—		—		—	—	10		1
Class R-5	—		—		—		—		—	—	—		—
Class R-6	—		—		—		—		—	—	—		—
Total net increase (decrease)	$308,775		29,852		$3,609		347		$(19,441)	(1,868)	$292,943		28,331

20	American Funds Retirement Income Portfolio Series

Enhanced Portfolio

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$112,648	10,415		$4,368		406		$(18,884)	(1,744)	$98,132	9,077
Class B	6	—	[2]	—	[2]	—	[2]	(26)	(2)	(20)	(2)
Class C	16,660	1,550		516		48		(4,243)	(392)	12,933	1,206
Class T3	10	1		—		—		—	—	10	1
Class F-1	10,389	963		243		23		(9,388)	(885)	1,244	101
Class F-2	21,435	1,982		644		60		(3,864)	(356)	18,215	1,686
Class F-3[4]	104	9		1		—	[2]	—	—	105	9
Class R-1	6	—	[2]	—	[2]	—	[2]	—	—	6	— [2]
Class R-2	71	7		4		—	[2]	(8)	(1)	67	6
Class R-2E	—	—		—		—		—	—	—	—
Class R-3	10	1		4		—	[2]	(35)	(3)	(21)	(2)
Class R-4	7	1		9		1		—	—	16	2
Class R-5E	—	—		—		—		—	—	—	—
Class R-5	—	—		—		—		—	—	—	—
Class R-6	99	9		—	[2]	—	[2]	(10)	(1)	89	8
Total net increase (decrease)	$161,445	14,938		$5,789		538		$(36,458)	(3,384)	$130,776	12,092

Year ended October 31, 2016

Class A	$207,659	20,012		$2,868		274		$(17,688)	(1,711)	$192,839	18,575
Class B	68	7		—	[2]	—	[2]	(50)	(5)	18	2
Class C	34,115	3,292		340		33		(6,138)	(606)	28,317	2,719
Class F-1	19,061	1,820		187		18		(3,719)	(348)	15,529	1,490
Class F-2	29,235	2,802		378		36		(4,973)	(486)	24,640	2,352
Class R-1	22	2		—	[2]	—	[2]	—	—	22	2
Class R-2	312	30		2		—	[2]	(112)	(11)	202	19
Class R-2E	—	—		—		—		—	—	—	—
Class R-3	271	26		4		1		(20)	(2)	255	25
Class R-4	489	47		4		—	[2]	(11)	(1)	482	46
Class R-5E5	10	1		—		—		—	—	10	1
Class R-5	—	—		—		—		—	—	—	—
Class R-6	9	1		—	[2]	—	[2]	—	—	9	1
Total net increase (decrease)	$291,251	28,040		$3,783		362		$(32,711)	(3,170)	$262,323	25,232

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class T shares began investment operations on April 7, 2017.
[4]	Class F-3 shares began investment operations on January 27, 2017.
[5]	Class R-5E shares began investment operations on November 20, 2015.

American Funds Retirement Income Portfolio Series	21

Financial highlights

Conservative Portfolio

		Income from investment operations[1]				Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income		Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/17[6,7]	$10.43	$.11		$.27	$.38	$(.12)	$(.01)	$(.13)	$10.68	3.73%[8]		$198,069	.45%[9]		.45%[9]		.75%[9]		2.18%[9]
10/31/16	10.21	.21		.22	.43	(.21)	—	(.21)	10.43	4.23		149,063	.54		.38		.68		2.03
10/31/15[6,10]	10.00	.02		.19	.21	—	—	—	10.21	2.10	[8]	9,465	.148		.09	[8]	.39	[8]	.17	[8]
Class B:
4/30/17[6,7]	10.43	.11		.24	.35	(.05)	(.01)	(.06)	10.72	3.46	[8]	11	1.05	[9]	1.05	[9]	1.35	[9]	2.00	[9]
10/31/16	10.20	.15		.22	.37	(.14)	—	(.14)	10.43	3.70	[11]	124	1.18	[11]	1.00	[11]	1.30	[11]	1.40	[11]
10/31/15[6,10]	10.00	.02		.18	.20	—	—	—	10.20	2.00	[8,11]	51	.20	[8,11]	.16	[8,11]	.46	[8,11]	.16	[8,11]
Class C:
4/30/17[6,7]	10.39	.08		.27	.35	(.09)	(.01)	(.10)	10.64	3.41	[8]	45,956	1.15	[9]	1.15	[9]	1.45	[9]	1.49	[9]
10/31/16	10.20	.14		.21	.35	(.16)	—	(.16)	10.39	3.46		33,813	1.24		1.08		1.38		1.35
10/31/15[6,10]	10.00	—	[12]	.20	.20	—	—	—	10.20	2.00	[8]	1,659	.26	[8]	.21	[8]	.51	[8]	.04	[8]
Class T:
4/30/17[6,7,13]	10.61	—	[12]	.07	.07	—	—	—	10.68	.66	[8,11]	10	.01	[8,11]	.01	[8,11]	.31	[8,11]	.04	[8,11]
Class F-1:
4/30/17[6,7]	10.43	.11		.27	.38	(.12)	(.01)	(.13)	10.68	3.72	[8]	6,638	.48	[9]	.47	[9]	.77	[9]	2.16	[9]
10/31/16	10.21	.21		.22	.43	(.21)	—	(.21)	10.43	4.24		5,153	.54		.39		.69		2.05
10/31/15[6,10]	10.00	.01		.20	.21	—	—	—	10.21	2.10	[8]	318	.18	[8]	.10	[8]	.40	[8]	.11	[8]
Class F-2:
4/30/17[6,7]	10.44	.13		.26	.39	(.13)	(.01)	(.14)	10.69	3.84	[8]	23,508	.23	[9]	.23	[9]	.53	[9]	2.40	[9]
10/31/16	10.21	.22		.24	.46	(.23)	—	(.23)	10.44	4.53		14,968	.28		.15		.45		2.11
10/31/15[6,10]	10.00	.03		.18	.21	—	—	—	10.21	2.10	[8]	100	.11	[8]	.05	[8]	.35	[8]	.25	[8]
Class F-3:
4/30/17[6,7,14]	10.49	.06		.19	.25	(.05)	—	(.05)	10.69	2.41	[8]	10	.09	[8]	.03	[8]	.33	[8]	.70	[8]
Class R-1:
4/30/17[6,7]	10.42	.06		.29	.35	(.08)	(.01)	(.09)	10.68	3.40	[8]	410	1.23	[9]	1.23	[9]	1.53	[9]	1.24	[9]
10/31/16	10.21	.14		.24	.38	(.17)	—	(.17)	10.42	3.77		344	1.21		1.08		1.38		1.38
10/31/15[6,10]	10.00	.06		.15	.21	—	—	—	10.21	2.10	[8,11]	11	.08	[8,11]	.05	[8,11]	.35	[8,11]	.53	[8,11]
Class R-2:
4/30/17[6,7]	10.42	.09		.27	.36	(.09)	(.01)	(.10)	10.68	3.57	[8]	565	.93	[9]	.93	[9]	1.23	[9]	1.71	[9]
10/31/16	10.21	.16		.24	.40	(.19)	—	(.19)	10.42	3.93		495	1.05		.96		1.26		1.56
10/31/15[6,10]	10.00	.05		.16	.21	—	—	—	10.21	2.10	[8,11]	10	.09	[8,11]	.06	[8,11]	.36	[8,11]	.52	[8,11]
Class R-2E:
4/30/17[6,7]	10.44	.13		.27	.40	(.13)	(.01)	(.14)	10.70	3.87	[8,11]	11	.39	[9,11]	.24	[9,11]	.54	[9,11]	2.40	[9,11]
10/31/16	10.21	.22		.21	.43	(.20)	—	(.20)	10.44	4.28	[11]	10	.61	[11]	.33	[11]	.63	[11]	2.16	[11]
10/31/15[6,10]	10.00	.06		.15	.21	—	—	—	10.21	2.10	[8,11]	10	.08	[8,11]	.05	[8,11]	.35	[8,11]	.53	[8,11]
Class R-3:
4/30/17[6,7]	10.44	.10		.27	.37	(.11)	(.01)	(.12)	10.69	3.57	[8]	1,291	.77	[9]	.76	[9]	1.06	[9]	1.82	[9]
10/31/16	10.21	.17		.25	.42	(.19)	—	(.19)	10.44	4.18		1,027	.76		.68		.98		1.66
10/31/15[6,10]	10.00	.06		.15	.21	—	—	—	10.21	2.10	[8,11]	10	.08	[8,11]	.05	[8,11]	.35	[8,11]	.53	[8,11]
Class R-4:
4/30/17[6,7]	10.44	.12		.26	.38	(.12)	(.01)	(.13)	10.69	3.71	[8]	243	.44	[9]	.43	[9]	.73	[9]	2.22	[9]
10/31/16	10.21	.23		.20	.43	(.20)	—	(.20)	10.44	4.30		272	.48		.38		.68		2.18
10/31/15[6,10]	10.00	.06		.15	.21	—	—	—	10.21	2.10	[8,11]	10	.08	[8,11]	.05	[8,11]	.35	[8,11]	.53	[8,11]
Class R-5E:
4/30/17[6,7]	10.43	.13		.27	.40	(.13)	(.01)	(.14)	10.69	3.88	[8]	10	.36	[9]	.23	[9]	.53	[9]	2.41	[9]
10/31/16[6,15]	10.17	.23		.24	.47	(.21)	—	(.21)	10.43	4.72	[8]	10	.50	[9]	.26	[9]	.56	[9]	2.32	[9]
Class R-5:
4/30/17[6,7]	10.44	.12		.27	.39	(.12)	(.01)	(.13)	10.70	3.84	[8]	11	.44	[9]	.29	[9]	.59	[9]	2.35	[9]
10/31/16	10.21	.22		.21	.43	(.20)	—	(.20)	10.44	4.27		11	.58		.34		.64		2.15
10/31/15[6,10]	10.00	.06		.15	.21	—	—	—	10.21	2.10	[8]	10	.08	[8]	.04	[8]	.34	[8]	.53	[8]

22	American Funds Retirement Income Portfolio Series

Conservative Portfolio

		Income from investment operations[1]			Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class R-6:
4/30/17[6,7]	$10.44	$.13	$.28	$.41	$(.14)	$(.01)	$(.15)	$10.70	3.98	%8	$5,449	.12%[9]		.12%[9]	.42%[9]	2.51%[9]
10/31/16	10.21	.25	.20	.45	(.22)	—	(.22)	10.44	4.43		5,627	.1	[4]	.06	.36	2.40
10/31/15[6,10]	10.00	.06	.15	.21	—	—	—	10.21	2.10	[8]	10	.07	[8]	.04 [8]	.34 [8]	.53	[8]

See page 28 for footnotes.

American Funds Retirement Income Portfolio Series	23

Financial highlights (continued)

Moderate Portfolio

		Income from investment operations[1]				Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income		Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	average net assets before waivers/ reimburse- ments[3,4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/17[6,7]	$10.48	$.13		$.41	$.54	$(.13)	$(.02)	$(.15)	$10.87	5.28%[8]		$358,831	.42%[9]		.42%[9]		.72%[9]		2.45%[9]
10/31/16	10.26	.24		.22	.46	(.24)	—	(.24)	10.48	4.50		251,400	.47		.38		.69		2.31
10/31/15[6,10]	10.00	.01		.25	.26	—	—	—	10.26	2.60	[8]	14,810	.13	[8]	.09	[8]	.40	[8]	.08	[8]
Class B:
4/30/17[6,7]	10.48	.09		.43	.52	(.08)	(.02)	(.10)	10.90	5.01	[8]	11	.99	[9]	.99	[9]	1.29	[9]	1.77	[9]
10/31/16	10.26	.20		.21	.41	(.19)	—	(.19)	10.48	4.01	[11]	137	1.00	[11]	.89	[11]	1.20	[11]	1.92	[11]
10/31/15[6,10]	10.00	.05		.21	.26	—	—	—	10.26	2.60	[8,11]	15	.13	[8,11]	.10	[8,11]	.41	[8,11]	.51	[8,11]
Class C:
4/30/17[6,7]	10.44	.09		.42	.51	(.10)	(.02)	(.12)	10.83	4.96	[8]	54,112	1.12	[9]	1.12	[9]	1.42	[9]	1.74	[9]
10/31/16	10.25	.17		.21	.38	(.19)	—	(.19)	10.44	3.74		39,475	1.17		1.08		1.39		1.62
10/31/15[6,10]	10.00	—	[12]	.25	.25	—	—	—	10.25	2.50	[8]	1,444	.24	[8]	.20	[8]	.51	[8]	—	[8,16]
Class T:
4/30/17[6,7,13]	10.79	—	[12]	.08	.08	—	—	—	10.87	.74	[8,11]	10	.01	[8,11]	.01	[8,11]	.31	[8,11]	.02	[8,11]
Class F-1:
4/30/17[6,7]	10.47	.13		.42	.55	(.13)	(.02)	(.15)	10.87	5.34	[8]	9,842	.44	[9]	.44	[9]	.74	[9]	2.39	[9]
10/31/16	10.27	.25		.19	.44	(.24)	—	(.24)	10.47	4.32		9,328	.48		.39		.70		2.37
10/31/15[6,10]	10.00	.05		.22	.27	—	—	—	10.27	2.70	[8]	283	.12	[8]	.08	[8]	.39	[8]	.46	[8]
Class F-2:
4/30/17[6,7]	10.49	.14		.41	.55	(.14)	(.02)	(.16)	10.88	5.37	[8]	22,709	.19	[9]	.19	[9]	.49	[9]	2.64	[9]
10/31/16	10.27	.26		.21	.47	(.25)	—	(.25)	10.49	4.68		13,834	.24		.15		.46		2.44
10/31/15[6,10]	10.00	.01		.26	.27	—	—	—	10.27	2.70	[8]	715	.09	[8]	.04	[8]	.35	[8]	.07	[8]
Class F-3:
4/30/17[6,7,14]	10.65	.03		.25	.28	(.06)	—	(.06)	10.87	2.64	[8]	61	.04	[8]	.02	[8]	.32	[8]	.32	[8]
Class R-1:
4/30/17[6,7]	10.47	.10		.42	.52	(.11)	(.02)	(.13)	10.86	5.02	[8,11]	141	1.08	[9,11]	1.08	[9,11]	1.38	[9,11]	1.82	[9,11]
10/31/16	10.27	.18		.20	.38	(.18)	—	(.18)	10.47	3.77	[11]	61	1.08	[11]	.95	[11]	1.26	[11]	1.72	[11]
10/31/15[6,10]	10.00	.05		.22	.27	—	—	—	10.27	2.70	[8,11]	40	.14	[8,11]	.09	[8,11]	.40	[8,11]	.45	[8,11]
Class R-2:
4/30/17[6,7]	10.48	.11		.41	.52	(.12)	(.02)	(.14)	10.86	5.05	[8]	220	.93	[9]	.93	[9]	1.29	[9]	2.11	[9]
10/31/16	10.26	.21		.24	.45	(.23)	—	(.23)	10.48	4.43	[11]	47	.75	[11]	.64	[11]	.95	[11]	2.00	[11]
10/31/15[6,10]	10.00	.06		.20	.26	—	—	—	10.26	2.60	[8,11]	10	.09	[8,11]	.06	[8,11]	.37	[8,11]	.59	[8,11]
Class R-2E:
4/30/17[6,7]	10.49	.14		.42	.56	(.14)	(.02)	(.16)	10.89	5.41	[8,11]	11	.36	[9,11]	.22	[9,11]	.58	[9,11]	2.64	[9,11]
10/31/16	10.27	.25		.20	.45	(.23)	—	(.23)	10.49	4.45	[11]	11	.50	[11]	.32	[11]	.63	[11]	2.42	[11]
10/31/15[6,10]	10.00	.06		.21	.27	—	—	—	10.27	2.70	[8,11]	10	.07	[8,11]	.05	[8,11]	.36	[8,11]	.61	[8,11]
Class R-3:
4/30/17[6,7]	10.49	.05		.50	.55	(.14)	(.02)	(.16)	10.88	5.37	[8,11]	87	.53	[9,11]	.51	[9,11]	.87	[9,11]	1.06	[9,11]
10/31/16	10.27	.26		.20	.46	(.24)	—	(.24)	10.49	4.52	[11]	11	.39	[11]	.25	[11]	.56	[11]	2.49	[11]
10/31/15[6,10]	10.00	.06		.21	.27	—	—	—	10.27	2.70	[8,11]	10	.07	[8,11]	.04	[8,11]	.35	[8,11]	.61	[8,11]
Class R-4:
4/30/17[6,7]	10.48	.11		.45	.56	(.14)	(.02)	(.16)	10.88	5.43	[8]	236	.37	[9]	.37	[9]	.73	[9]	2.01	[9]
10/31/16	10.27	.22		.22	.44	(.23)	—	(.23)	10.48	4.35	[11]	33	.49	[11]	.38	[11]	.69	[11]	2.17	[11]
10/31/15[6,10]	10.00	.06		.21	.27	—	—	—	10.27	2.70	[8,11]	10	.07	[8,11]	.04	[8,11]	.35	[8,11]	.61	[8,11]
Class R-5E:
4/30/17[6,7]	10.48	.14		.42	.56	(.14)	(.02)	(.16)	10.88	5.42	[8]	11	.33	[9]	.20	[9]	.56	[9]	2.66	[9]
10/31/16[6,15]	10.23	.25		.24	.49	(.24)	—	(.24)	10.48	4.88	[8]	10	.40	[9]	.26	[9]	.57	[9]	2.61	[9]
Class R-5:
4/30/17[6,7]	10.49	.14		.42	.56	(.14)	(.02)	(.16)	10.89	5.39	[8]	13	.40	[9]	.27	[9]	.57	[9]	2.62	[9]
10/31/16	10.27	.25		.20	.45	(.23)	—	(.23)	10.49	4.44		11	.48		.34		.65		2.40
10/31/15[6,10]	10.00	.06		.21	.27	—	—	—	10.27	2.70	[8]	10	.07	[8]	.04	[8]	.35	[8]	.61	[8]

24	American Funds Retirement Income Portfolio Series

Moderate Portfolio

		Income from investment operations[1]			Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	average net assets before waivers/ reimburse- ments[3,4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-6:
4/30/17[6,7]	$10.49	$.15	$.42	$.57	$(.15)	$(.02)	$(.17)	$10.89	5.53%[8]		$11	.09%[9]		.09%[9]		.39%[9]		2.78%[9]
10/31/16	10.27	.26	.20	.46	(.24)	—	(.24)	10.49	4.54		11	.34		.21		.52		2.53
10/31/15[6,10]	10.00	.06	.21	.27	—	—	—	10.27	2.70	[8]	11	.07	[8]	.04	[8]	.35	[8]	.61	[8]

See page 28 for footnotes.

American Funds Retirement Income Portfolio Series	25

Financial highlights (continued)

Enhanced Portfolio

		Income from investment operations[1]				Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/17[6,7]	$10.54	$.14		$.56	$.70	$(.14)	$(.04)	$(.18)	$11.06	6.70%[8]		$326,420.42%			.42%		.74%		2.62%
10/31/16	10.33	.27		.19	.46	(.25)	—	(.25)	10.54	4.55		215,289.48			.38		.70		2.54
10/31/15[6,10]	10.00	—	[12]	.33	.33	—	—	—	10.33	3.30	[8]	19,156.11		[8]	.09	[8]	.42	[8]	—	[8,16]
Class B:
4/30/17[6,7]	10.59	.11		.60	.71	(.12)	(.04)	(.16)	11.14	6.71	[8]	11.55			.55		.87		2.01
10/31/16	10.33	.15		.29	.44	(.18)	—	(.18)	10.59	4.34	[11]	29.89		[11]	.76	[11]	1.08	[11]	1.48	[11]
10/31/15[6,10]	10.00	.07		.26	.33	—	—	—	10.33	3.30	[8,11]	10.11		[8,11]	.09	[8,11]	.42	[8,11]	.62	[8,11]
Class C:
4/30/17[6,7]	10.51	.10		.57	.67	(.11)	(.04)	(.15)	11.03	6.38	[8]	46,007	1.12		1.12		1.44		1.89
10/31/16	10.32	.20		.19	.39	(.20)	—	(.20)	10.51	3.83		31,173	1.19		1.09		1.41		1.89
10/31/15[6,10]	10.00	(.01)		.33	.32	—	—	—	10.32	3.20	[8]	2,545.23		[8]	.20	[8]	.53	[8]	(.08	)8
Class T:
4/30/17[6,7,13]	10.98	—	[12]	.08	.08	—	—	—	11.06	.73	[8,11]	10.01		[8,11]	.01	[8,11]	.33	[8,11]	(.01)[8,11]
Class F-1:
4/30/17[6,7]	10.54	.13		.57	.70	(.14)	(.04)	(.18)	11.06	6.66	[8]	18,839.45			.45		.77		2.50
10/31/16	10.33	.25		.21	.46	(.25)	—	(.25)	10.54	4.55		16,877.48			.39		.71		2.34
10/31/15[6,10]	10.00	.03		.30	.33	—	—	—	10.33	3.30	[8]	1,152.10		[8]	.08	[8]	.41	[8]	.26	[8]
Class F-2:
4/30/17[6,7]	10.55	.15		.56	.71	(.15)	(.04)	(.19)	11.07	6.80	[8]	47,133.20			.20		.52		2.87
10/31/16	10.33	.28		.21	.49	(.27)	—	(.27)	10.55	4.82		27,111.25			.15		.47		2.63
10/31/15[6,10]	10.00	—	[12]	.33	.33	—	—	—	10.33	3.30	[8]	2,256.07		[8]	.04	[8]	.37	[8]	.04	[8]
Class F-3:
4/30/17[6,7,14]	10.81	.10		.22	.32	(.06)	—	(.06)	11.07	3.01	[8]	105.03		[8]	.03	[8]	.35	[8]	.96	[8]
Class R-1:
4/30/17[6,7]	10.54	.12		.57	.69	(.12)	(.04)	(.16)	11.07	6.57	[8,11]	41.88		[11]	.84	[11]	1.16	[11]	2.20	[11]
10/31/16	10.33	.22		.25	.47	(.26)	—	(.26)	10.54	4.59	[11]	32.55		[11]	.43	[11]	.75	[11]	2.10	[11]
10/31/15[6,10]	10.00	.07		.26	.33	—	—	—	10.33	3.30	[8,11]	10.06		[8,11]	.04	[8,11]	.37	[8,11]	.67	[8,11]
Class R-2:
4/30/17[6,7]	10.52	.11		.57	.68	(.12)	(.04)	(.16)	11.04	6.46	[8]	304.89			.89		1.21		2.13
10/31/16	10.33	.21		.21	.42	(.23)	—	(.23)	10.52	4.08		224	1.01		.93		1.25		1.94
10/31/15[6,10]	10.00	.05		.28	.33	—	—	—	10.33	3.30	[8,11]	21.12		[8,11]	.10	[8,11]	.43	[8,11]	.43	[8,11]
Class R-2E:
4/30/17[6,7]	10.55	.15		.57	.72	(.15)	(.04)	(.19)	11.08	6.83	[8,11]	11.36		[11]	.22	[11]	.54	[11]	2.82	[11]
10/31/16	10.33	.27		.20	.47	(.25)	—	(.25)	10.55	4.60	[11]	11.49		[11]	.33	[11]	.65	[11]	2.62	[11]
10/31/15[6,10]	10.00	.07		.26	.33	—	—	—	10.33	3.30	[8,11]	10.07		[8,11]	.05	[8,11]	.38	[8,11]	.67	[8,11]
Class R-3:
4/30/17[6,7]	10.54	.13		.55	.68	(.12)	(.04)	(.16)	11.06	6.52	[8]	264.74			.74		1.06		2.34
10/31/16	10.33	.25		.19	.44	(.23)	—	(.23)	10.54	4.35		272.76			.67		.99		2.43
10/31/15[6,10]	10.00	.07		.26	.33	—	—	—	10.33	3.30	[8,11]	10.06		[8,11]	.04	[8,11]	.37	[8,11]	.67	[8,11]
Class R-4:
4/30/17[6,7]	10.54	.14		.57	.71	(.14)	(.04)	(.18)	11.07	6.80	[8]	538.39			.39		.71		2.64
10/31/16	10.33	.30		.16	.46	(.25)	—	(.25)	10.54	4.52		497.46			.39		.71		2.81
10/31/15[6,10]	10.00	.07		.26	.33	—	—	—	10.33	3.30	[8,11]	10.07		[8,11]	.04	[8,11]	.37	[8,11]	.67	[8,11]
Class R-5E:
4/30/17[6,7]	10.54	.15		.57	.72	(.15)	(.04)	(.19)	11.07	6.85	[8]	11.33			.20		.52		2.84
10/31/16[6,15]	10.30	.28		.22	.50	(.26)	—	(.26)	10.54	4.93	[8]	10.39		[9]	.27	[9]	.59	[9]	2.85	[9]
Class R-5:
4/30/17[6,7]	10.55	.15		.56	.71	(.14)	(.04)	(.18)	11.08	6.80	[8]	11.40			.27		.59		2.78
10/31/16	10.33	.27		.20	.47	(.25)	—	(.25)	10.55	4.59		11.47			.34		.66		2.61
10/31/15[6,10]	10.00	.07		.26	.33	—	—	—	10.33	3.30	[8]	10.06		[8]	.04	[8]	.37	[8]	.67	[8]

26	American Funds Retirement Income Portfolio Series

Enhanced Portfolio

		Income from investment operations[1]			Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-6:
4/30/17[6,7]	$10.55	$.15	$.58	$.73	$(.16)	$(.04)	$(.20)	$11.08	6.95%[8]		$109.08%			.08%		.40%		2.70%
10/31/16	10.33	.26	.22	.48	(.26)	—	(.26)	10.55	4.70			19.32		.20		.52		2.54
10/31/15[6,10]	10.00	.07	.26	.33	—	—	—	10.33	3.30	[8]		11.06	[8]	.04	[8]	.37	[8]	.67	[8]

See page 28 for footnotes.

American Funds Retirement Income Portfolio Series	27

Financial highlights (continued)

	Six months ended	Year ended October 31	Period ended October 31
Portfolio turnover rate for all share classes	April 30, 2017[6,7,8]	2016	2015[6,8,10]
Conservative Portfolio	2%	—%[17]	—%[17]
Moderate Portfolio	1	— [17]	— [17]
Enhanced Portfolio	1	3	— [17]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements by CRMC. During the periods shown, CRMC reduced fees for investment advisory services. In addition, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See Expense Example for further information regarding fees and expenses.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	Unaudited.
[8]	Not annualized.
[9]	Annualized.
[10]	For the period August 28, 2015, commencement of operations, through October 31, 2015.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $.01.
[13]	Class T shares began investment operations on April 7, 2017.
[14]	Class F-3 shares began investment operations on January 27, 2017.
[15]	Class R-5E shares began investment operations on November 20, 2015.
[16]	Amount less than .01%.
[17]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

28	American Funds Retirement Income Portfolio Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2016, through April 30, 2017).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Retirement Income Portfolio Series	29

Conservative Portfolio

	Beginning account value 11/1/2016	Ending account value 4/30/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,037.32	$2.27	.45%	$3.79	.75%
Class A – assumed 5% return	1,000.00	1,022.56	2.26	.45	3.76	.75
Class B – actual return	1,000.00	1,034.64	5.30	1.05	6.81	1.35
Class B – assumed 5% return	1,000.00	1,019.59	5.26	1.05	6.76	1.35
Class C – actual return	1,000.00	1,034.14	5.80	1.15	7.31	1.45
Class C – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.25	1.45
Class T – actual return[5]	1,000.00	1,006.60	.12	.19	.31	.49
Class T – assumed 5% return[5]	1,000.00	1,023.85	.95	.19	2.46	.49
Class F-1 – actual return	1,000.00	1,037.18	2.37	.47	3.89	.77
Class F-1 – assumed 5% return	1,000.00	1,022.46	2.36	.47	3.86	.77
Class F-2 – actual return	1,000.00	1,038.35	1.16	.23	2.68	.53
Class F-2 – assumed 5% return	1,000.00	1,023.65	1.15	.23	2.66	.53
Class F-3 – actual return[6]	1,000.00	1,024.07	.28	.11	1.06	.41
Class F-3 – assumed 5% return[6]	1,000.00	1,024.25	.55	.11	2.06	.41
Class R-1 – actual return	1,000.00	1,034.05	6.20	1.23	7.72	1.53
Class R-1 – assumed 5% return	1,000.00	1,018.70	6.16	1.23	7.65	1.53
Class R-2 – actual return	1,000.00	1,035.71	4.69	.93	6.21	1.23
Class R-2 – assumed 5% return	1,000.00	1,020.18	4.66	.93	6.16	1.23
Class R-2E – actual return	1,000.00	1,038.75	1.21	.24	2.73	.54
Class R-2E – assumed 5% return	1,000.00	1,023.60	1.20	.24	2.71	.54
Class R-3 – actual return	1,000.00	1,035.72	3.84	.76	5.35	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.03	3.81	.76	5.31	1.06
Class R-4 – actual return	1,000.00	1,037.14	2.17	.43	3.69	.73
Class R-4 – assumed 5% return	1,000.00	1,022.66	2.16	.43	3.66	.73
Class R-5E – actual return	1,000.00	1,038.78	1.16	.23	2.68	.53
Class R-5E – assumed 5% return	1,000.00	1,023.65	1.15	.23	2.66	.53
Class R-5 – actual return	1,000.00	1,038.42	1.47	.29	2.98	.59
Class R-5 – assumed 5% return	1,000.00	1,023.36	1.45	.29	2.96	.59
Class R-6 – actual return	1,000.00	1,039.83	.61	.12	2.12	.42
Class R-6 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.11	.42

30	American Funds Retirement Income Portfolio Series

Moderate Portfolio

	Beginning account value 11/1/2016	Ending account value 4/30/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,052.76	$2.14	.42%	$3.66	.72%
Class A – assumed 5% return	1,000.00	1,022.71	2.11	.42	3.61	.72
Class B – actual return	1,000.00	1,050.11	5.03	.99	6.56	1.29
Class B – assumed 5% return	1,000.00	1,019.89	4.96	.99	6.46	1.29
Class C – actual return	1,000.00	1,049.57	5.69	1.12	7.22	1.42
Class C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.10	1.42
Class T – actual return[5]	1,000.00	1,007.41	.09	.15	.28	.45
Class T – assumed 5% return[5]	1,000.00	1,024.05	.75	.15	2.26	.45
Class F-1 – actual return	1,000.00	1,053.43	2.24	.44	3.77	.74
Class F-1 – assumed 5% return	1,000.00	1,022.61	2.21	.44	3.71	.74
Class F-2 – actual return	1,000.00	1,053.75	.97	.19	2.50	.49
Class F-2 – assumed 5% return	1,000.00	1,023.85	.95	.19	2.46	.49
Class F-3 – actual return[6]	1,000.00	1,026.41	.18	.07	.96	.37
Class F-3 – assumed 5% return[6]	1,000.00	1,024.45	.35	.07	1.86	.37
Class R-1 – actual return	1,000.00	1,050.17	5.49	1.08	7.01	1.38
Class R-1 – assumed 5% return	1,000.00	1,019.44	5.41	1.08	6.90	1.38
Class R-2 – actual return	1,000.00	1,050.48	4.73	.93	6.56	1.29
Class R-2 – assumed 5% return	1,000.00	1,020.18	4.66	.93	6.46	1.29
Class R-2E – actual return	1,000.00	1,054.06	1.12	.22	2.95	.58
Class R-2E – assumed 5% return	1,000.00	1,023.70	1.10	.22	2.91	.58
Class R-3 – actual return	1,000.00	1,053.71	2.60	.51	4.43	.87
Class R-3 – assumed 5% return	1,000.00	1,022.27	2.56	.51	4.36	.87
Class R-4 – actual return	1,000.00	1,054.26	1.88	.37	3.72	.73
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.66	.73
Class R-5E – actual return	1,000.00	1,054.22	1.02	.20	2.85	.56
Class R-5E – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.81	.56
Class R-5 – actual return	1,000.00	1,053.93	1.38	.27	2.90	.57
Class R-5 – assumed 5% return	1,000.00	1,023.46	1.35	.27	2.86	.57
Class R-6 – actual return	1,000.00	1,055.26	.46	.09	1.99	.39
Class R-6 – assumed 5% return	1,000.00	1,024.35	.45	.09	1.96	.39

See page 32 for footnotes.

American Funds Retirement Income Portfolio Series	31

Enhanced Portfolio

	Beginning account value 11/1/2016	Ending account value 4/30/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,067.02	$2.15	.42%	$3.79	.74%
Class A – assumed 5% return	1,000.00	1,022.71	2.11	.42	3.71	.74
Class B – actual return	1,000.00	1,067.10	2.82	.55	4.46	.87
Class B – assumed 5% return	1,000.00	1,022.07	2.76	.55	4.36	.87
Class C – actual return	1,000.00	1,063.79	5.73	1.12	7.37	1.44
Class C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.20	1.44
Class T – actual return[5]	1,000.00	1,007.29	.09	.15	.30	.47
Class T – assumed 5% return[5]	1,000.00	1,024.05	.75	.15	2.36	.47
Class F-1 – actual return	1,000.00	1,066.63	2.31	.45	3.95	.77
Class F-1 – assumed 5% return	1,000.00	1,022.56	2.26	.45	3.86	.77
Class F-2 – actual return	1,000.00	1,068.01	1.03	.20	2.67	.52
Class F-2 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.61	.52
Class F-3 – actual return[6]	1,000.00	1,030.10	.28	.11	1.11	.43
Class F-3 – assumed 5% return[6]	1,000.00	1,024.25	.55	.11	2.16	.43
Class R-1 – actual return	1,000.00	1,065.65	4.30	.84	5.94	1.16
Class R-1 – assumed 5% return	1,000.00	1,020.63	4.21	.84	5.81	1.16
Class R-2 – actual return	1,000.00	1,064.63	4.56	.89	6.19	1.21
Class R-2 – assumed 5% return	1,000.00	1,020.38	4.46	.89	6.06	1.21
Class R-2E – actual return	1,000.00	1,068.29	1.13	.22	2.77	.54
Class R-2E – assumed 5% return	1,000.00	1,023.70	1.10	.22	2.71	.54
Class R-3 – actual return	1,000.00	1,065.17	3.79	.74	5.43	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.12	3.71	.74	5.31	1.06
Class R-4 – actual return	1,000.00	1,068.04	2.00	.39	3.64	.71
Class R-4 – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.56	.71
Class R-5E – actual return	1,000.00	1,068.48	1.03	.20	2.67	.52
Class R-5E – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.61	.52
Class R-5 – actual return	1,000.00	1,068.00	1.38	.27	3.03	.59
Class R-5 – assumed 5% return	1,000.00	1,023.46	1.35	.27	2.96	.59
Class R-6 – actual return	1,000.00	1,069.52	.41	.08	2.05	.40
Class R-6 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.01	.40

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	The period for the “annualized expense ratio,” the “effective annualized expense ratio” and the “actual return” line is based on the number of days since the share class began investment operations on April 7, 2017. The “assumed 5% return” line is based on 181 days.
[6]	The period for the “annualized expense ratio,” the “effective annualized expense ratio” and the “actual return” line is based on the number of days since the share class began investment operations on January 27, 2017. The “assumed 5% return” line is based on 181 days.

32	American Funds Retirement Income Portfolio Series

Approval of Investment Advisory and Service Agreement

American Funds Retirement Income Portfolio Series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2018. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objective. They compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, over various periods ended June 30, 2016. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results. The comparisons included the Lipper Retirement Income Funds Average, the Standard & Poor’s Target Date Retirement Income Index and the Lipper Retirement Income Funds Index.

American Funds Retirement Income Portfolio Series — Conservative seeks to provide current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital. The board and the committee noted that the fund’s investment results were higher than the comparisons for the three-month and six-month periods and the lifetime of the fund since August 28, 2015.

American Funds Retirement Income Portfolio Series — Moderate seeks to provide current income, long-term growth of capital and conservation of capital. The board and the committee noted that the fund’s investment results were higher than the comparisons for the three-month and six-month periods and the lifetime of the fund since August 28, 2015.

American Funds Retirement Income Portfolio Series — Enhanced seeks to provide current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital. The board and the committee noted that the fund’s investment results were higher than the comparisons for the three-month and six-month periods and the lifetime of the fund since August 28, 2015.

The board and the committee concluded that in view of the funds’ short history, each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Retirement Income Portfolio Series	33

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s expenses were less than the median and average expenses of those of the other funds included in its Lipper category described above.

The board and the committee also reviewed the fee schedule of the funds (including the fees and expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. In addition, they reviewed information regarding the effective advisory fees charged to other clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the underlying American Funds. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

34	American Funds Retirement Income Portfolio Series

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Retirement Income Portfolio Series	35

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	American Funds Retirement Income Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Retirement Income Portfolio Series” – which describes how we vote proxies relating to the underlying funds held in the portfolios – is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Retirement Income Portfolio Series portfolios.

American Funds Retirement Income Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Retirement Income Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2017 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach – in combination with The Capital SystemSM – has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS RETIREMENT INCOME PORTFOLIO SERIES

By /s/ Walter R. Burkley _
Walter R. Burkley, President and Principal Executive Officer

Date: June 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley __
Walter R. Burkley, President and Principal Executive Officer

Date: June 30, 2017

By _/s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2017